Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing the following information about the relationship between executive “compensation actually paid” to our CEO (or “PEO”) and to other NEOs (“Non-PEO NEOs”) and certain financial performance measures of the Company. For information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to our “Compensation Discussion and Analysis,” beginning on page 28.
Year (a)	Summary Compensation Total For PEO(1)(2) ($) (b)	Compensation Actually Paid (“CAP”) to PEO(3) ($) (c)	Average Summary Compensation Table Total For Non-PEO NEOs(4) ($) (d)	Average Compensation Actually Paid to Non- PEO NEOs(5) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($) (mil) (h)	Adjusted EBITDA(10) ($) (mil) (i)
					Company TSR(6)(8) ($) (f)	Peer Group TSR(7)(8) ($) (g)
2025	9,944,765	21,582,523	2,218,415	3,761,240	171.59	226.79	210.2	977.1
2024	8,349,563	11,707,918	2,551,218	2,938,155	134.93	221.15	174.7	911.9
2023	7,224,045	12,983,020	2,389,414	4,930,827	126.68	181.92	87.7	867.2
2022	5,998,572	5,715,405	3,196,317	3,106,223	76.38	141.58	170.6	788.3
2021	11,405,920	10,365,522	2,153,145	1,722,376	92.00	140.40	105.2	682.6

(1)
Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022, succeeding Doug Pertz who served as President and CEO from June 9, 2016 until May 6, 2022.

(2)
The dollar amounts reported in column (b) reflect the total compensation reported for Mr. Eubanks in the “Total” column of the Summary Compensation Table for fiscal years 2022 through 2025. For fiscal year 2021, the amount reported in column (b) reflects the total compensation reported for Mr. Pertz, who served as the Company’s PEO during that year. The amount reported in column (d) includes compensation attributable to Mr. Eubanks for fiscal year 2021, reflecting his service as a non-PEO NEO during that year.

(3)
The dollar amounts reported in column (c) represent compensation actually paid (“CAP”) to Mr. Eubanks in fiscal years 2025, 2024, 2023 and 2022, and the CAP to Mr. Pertz for fiscal year 2021, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Eubanks’ total compensation for 2025 to determine the compensation actually paid:

2025
Total Compensation for Mr. Eubanks (PEO) as reported in the Summary Compensation Table for the covered fiscal year	$9,944,765
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(6,679,922)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	9,381,831
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	8,804,327
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	131,522
*Compensation Actually Paid to PEO	21,582,523

The PEOs CAP for 2025 was driven primarily by equity valuation adjustments required under 402(v), including the year-end fair value of equity awards granted during the year that remained unvested and changes in the fair value of outstanding unvested and vested equity awards granted in prior years.

(4)
The dollar amounts reported in column (d) represent the average total compensation reported in the “Total” column of the Summary Compensation Table for the Non-PEO NEOs as a group, excluding Mr. Eubanks for fiscal years 2025, 2024, 2023, and 2022. The Non-PEO NEOs included in the average for each year were: (i) 2025 — Kurt McMaken, Nader Antar, Elizabeth Galloway and Guillermo Peschard;
(ii) 2024 and 2023 — Kurt McMaken, Daniel Castillo, Elizabeth Galloway, and James Parks; (iii) 2022 — Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; and (iv) 2021 — Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski.
(5)
The dollar amounts reported in column (e) represent the average “compensation actually paid” to the Non-PEO NEOs, calculated in accordance with Item 402(v). These amounts do not reflect the actual average compensation earned by or paid to the Non-PEO NEOs as a group (excluding Mr. Eubanks for fiscal years 2025, 2024, 2023, and 2022). In accordance with Item 402(v), the following adjustments were made to average total compensation for the Non-PEO NEOs to determine compensation actually paid:

2025
Average Total Compensation for non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$2,218,415
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(967,094)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,360,118
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,114,498
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	35,303
Compensation Actually Paid to Non-PEO NEOs	3,761,240

(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2025 Form 10-K (the “2025 Form 10-K Peer Group”).

(8)
The TSR values for the Company and the Peer Group have been updated as compared to the 2024 Pay Versus Performance disclosure to correct an inadvertent error in the calculation of TSR.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(10)
Adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A to this Proxy Statement and pages 34 to 40 of our 2025 Form 10-K for a reconciliation of Adjusted EBITDA to its most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022, succeeding Doug Pertz who served as President and CEO from June 9, 2016 until May 6, 2022.
(4)
The dollar amounts reported in column (d) represent the average total compensation reported in the “Total” column of the Summary Compensation Table for the Non-PEO NEOs as a group, excluding Mr. Eubanks for fiscal years 2025, 2024, 2023, and 2022. The Non-PEO NEOs included in the average for each year were: (i) 2025 — Kurt McMaken, Nader Antar, Elizabeth Galloway and Guillermo Peschard;
(ii) 2024 and 2023 — Kurt McMaken, Daniel Castillo, Elizabeth Galloway, and James Parks; (iii) 2022 — Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; and (iv) 2021 — Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski.

Peer Group Issuers, Footnote
(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2025 Form 10-K (the “2025 Form 10-K Peer Group”).

(8)
The TSR values for the Company and the Peer Group have been updated as compared to the 2024 Pay Versus Performance disclosure to correct an inadvertent error in the calculation of TSR.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent compensation actually paid (“CAP”) to Mr. Eubanks in fiscal years 2025, 2024, 2023 and 2022, and the CAP to Mr. Pertz for fiscal year 2021, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Mr. Eubanks’ total compensation for 2025 to determine the compensation actually paid:
2025
Total Compensation for Mr. Eubanks (PEO) as reported in the Summary Compensation Table for the covered fiscal year	$9,944,765
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(6,679,922)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	9,381,831
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	8,804,327
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	131,522
*Compensation Actually Paid to PEO	21,582,523

The PEOs CAP for 2025 was driven primarily by equity valuation adjustments required under 402(v), including the year-end fair value of equity awards granted during the year that remained unvested and changes in the fair value of outstanding unvested and vested equity awards granted in prior years.

Non-PEO NEO Average Total Compensation Amount	$ 2,218,415	$ 2,551,218	$ 2,389,414	$ 3,196,317	$ 2,153,145
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,761,240	2,938,155	4,930,827	3,106,223	1,722,376
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in column (e) represent the average “compensation actually paid” to the Non-PEO NEOs, calculated in accordance with Item 402(v). These amounts do not reflect the actual average compensation earned by or paid to the Non-PEO NEOs as a group (excluding Mr. Eubanks for fiscal years 2025, 2024, 2023, and 2022). In accordance with Item 402(v), the following adjustments were made to average total compensation for the Non-PEO NEOs to determine compensation actually paid:
2025
Average Total Compensation for non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$2,218,415
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(967,094)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,360,118
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,114,498
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	35,303
Compensation Actually Paid to Non-PEO NEOs	3,761,240

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As discussed in our “Compensation Discussion and Analysis,” beginning on page 28, the Company’s executive compensation program reflects a pay-for-performance philosophy. Although the Company uses a range of performance measures to align executive compensation with Company performance, only certain measures are presented in the Pay versus Performance Table. The most important financial performance measures used to link compensation actually paid to the Company’s NEOs to Company performance for the most recently completed fiscal year are as follows:
■
Adjusted EBITDA

Non-GAAP operating profit

Revenue

AMS/DRS revenue

Free cash flow before dividends

Total Shareholder Return Amount	$ 171.59	134.93	126.68	76.38	92
Peer Group Total Shareholder Return Amount	226.79	221.15	181.92	141.58	140.4
Net Income (Loss)	$ 210,200,000	$ 174,700,000	$ 87,700,000	$ 170,600,000	$ 105,200,000
Company Selected Measure Amount	977.1	911,900,000	867,200,000	788,300,000	682,600,000
PEO Name	Mr. Eubanks
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(10)
Adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A to this Proxy Statement and pages 34 to 40 of our 2025 Form 10-K for a reconciliation of Adjusted EBITDA to its most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating profit
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	AMS/DRS revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Free cash flow before dividends
Mr. Eubanks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,944,765	$ 8,349,563	$ 7,224,045	$ 5,998,572
PEO Actually Paid Compensation Amount	21,582,523	$ 11,707,918	$ 12,983,020	$ 5,715,405
Mr. Pertz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 11,405,920
PEO Actually Paid Compensation Amount					$ 10,365,522
PEO | Mr. Eubanks [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,679,922)
PEO | Mr. Eubanks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,381,831
PEO | Mr. Eubanks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,804,327
PEO | Mr. Eubanks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,522
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(967,094)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,118
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,498
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,303